Prospectus supplement dated March 12, 2018
to the following prospectus(es):
Nationwide Destination Architect 2.0, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide Destination Freedom+, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, Future Executive VUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination B, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination L, Nationwide Destination L 2.0, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, BOA All American Annuity, Sun Trust All American, M&T All American, Compass All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, The BB&T Future Annuity, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, NLIC Options Plus, NLIC Options Premier, and NLIC Options dated May 1, 2017
America's marketFLEX Annuity and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Venue Annuity, BOA Choice Annuity, Key Choice, and Paine Webber Choice Annuity dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, Next Generation Survivorship Life, BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, Market Street VIP/2 Annuity (NLAIC), BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, America's marketFLEX VUL, Nationwide Options Select - New York, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), INVESCO PCVUL, Nationwide Options Select AO, Survivor Options Premier (NLAIC), and Options Premier (NLAIC) dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive Annuity dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
BOA InvestCare, VIP Extra Credit Annuity (NLIC), Market Street VIP/2 Annuity (NLIC), VIP Extra Credit Annuity (NLAIC), BOA SPVL, BOA Last Survivor FPVUL, Multi-Flex FPVUL, and Options VL (NLAIC) dated May 1, 2002
VIP Premier DCA Annuity (NLIC) and VIP Premier DCA Annuity (NLAIC) dated November 1, 2001
PROS-0374

Eagle Choice Annuity and Options VIP Annuity (NLAIC) dated May 1, 2001
Survivor Options Plus (NLIC), Special Product (NLIC), and Survivor Options VL (NLAIC) dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
At a meeting held on or about March 7, 2018, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of Putnam Investment Management, LLC ("Putnam") as a subadviser to the NVIT Multi-Manager Small Company Fund (the "Fund"). This change is anticipated to take effect on or about April 27, 2018 (the "Effective Date").
PROS-0374